Subsequent Events (Details) $ in Millions	Feb. 12, 2024 USD ($)	Jan. 11, 2024 CHF (SFr)	Feb. 05, 2024 USD ($)
Swiss Franc Bond [Member]
Subsequent Events [Line Items]
Bond amount (in Francs) | SFr		SFr 225,000,000
Maturity date		Oct. 25, 2027
Placement rate		2.445%
International Finance Corporation [Member]
Subsequent Events [Line Items]
Notional amount			$ 200
Non-adjusting events after reporting period [Member]
Subsequent Events [Line Items]
Loan portfolio amount	$ 70,000